Expected credit losses on financial assets and reconciliation of carrying amount - Expected credit loss using simplified method (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 82,811	R$ 27,247
Evaluated at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	73,956	27,247
Evaluated at amortized cost | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	65,215	26,628
Evaluated at amortized cost | Securities trading and intermediation
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	55,485	18,630
Evaluated at amortized cost | Securities trading and intermediation | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	55,485	18,630
Evaluated at amortized cost | Accounts Receivable
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	6,418	4,501
Evaluated at amortized cost | Accounts Receivable | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	6,418	4,501
Evaluated at amortized cost | Other financial assets
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	3,495	4,114
Evaluated at amortized cost | Other financial assets | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 3,312	R$ 3,497